Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements

The following tables summarize the fair value of our assets and liabilities measured at fair value on a recurring basis as of June 30, 2019 and December 31, 2018 (in thousands):

		Fair Value Measurements
	Total Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
June 30, 2019:
Liabilities:
Secured contingent payment obligation	$24,734	$-	$-	$24,734

		Fair Value Measurements
	Total Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2018:
Liabilities:
Secured contingent payment obligation	$25,557	$-	$-	$25,557

The fair value of our secured contingent payment obligation was estimated using a probability-weighted income approach based on various cash flow scenarios as to the outcome of patent-related actions both in terms of timing and amount, discounted to present value using a risk-adjusted rate. We used a risk-adjusted discount rate of 15.75% at June 30, 2019, based on a risk-free rate of 1.75% as adjusted by 8% for credit risk and 6% for litigation inherent risk. At December 31, 2018, we used a risk-adjusted discount rate of approximately 16.5%, based on a two year risk-free rate of approximately 2.5% as adjusted by 8% for credit risk and 6% for litigation inherent risk.  The contingent payment obligation does not have a fixed duration; however, our cash flow projections assume a remaining duration ranging from approximately one to three years with an average duration of 2.5 years. The cash outflows could potentially range from $0 to $50.2 million through 2021 with a weighted average outflow of approximately $36.3 million. We evaluate the estimates and assumptions used in determining the fair value of our secured contingent payment obligation each reporting period and make any adjustments prospectively based on those evaluations. Changes in any of these Level 3 inputs could result in a higher or lower fair value measurement.

8. FAIR VALUE MEASUREMENTS

ASC 820, “Fair Value Measures” establishes a fair value hierarchy that prioritizes the inputs to valuation methods used to measure fair value.  The three levels of the fair value hierarchy are as follows:

·	Level 1: Quoted prices for identical assets or liabilities in active markets which we can access
·	Level 2: Observable inputs other than those described in Level 1

·	Level 3: Unobservable inputs

The following table summarizes financial assets and financial liabilities carried at fair value and measured on a recurring basis as of December 31, 2018 and 2017, segregated by classification within the fair value hierarchy (in thousands):

		Fair Value Measurements
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2018:
Liabilities:
Secured contingent payment obligation	$25,557	$-	$-	$25,557

December 31, 2017:
Assets:
Available-for-sale securities	$26	$26	$-	$-
Restricted cash equivalents	1,000	1,000	-	-
Liabilities:
Secured contingent payment obligation	15,896	-	-	15,896

For the years ended December 31, 2018 and 2017, respectively, we had no transfers of assets or liabilities between the levels of the hierarchy.  We determine the fair value of our available-for-sale securities and restricted cash equivalents using a market approach based on quoted prices in active markets (Level 1 inputs).

In 2016, we recognized a secured contingent payment obligation upon our receipt of proceeds from Brickell for funding of certain patent-related actions.  The fair value of the contingent payment obligation at December 31, 2018 and 2017 was estimated at $25.6 million and $15.9 million, respectively.  These values were calculated using a probability-weighted income approach based on various cash flow scenarios as to the outcome of patent-related actions both in terms of timing and amount, discounted to present value using a risk-adjusted rate.  The contingent payment obligation does not have a fixed duration; however, our cash flow projections assume a duration through 2021.  The assumed cash outflows range from $0 to $46 million and the cash flow scenarios have probabilities of 0% to 35%.  We used a risk-adjusted discount rate of approximately 16.5%, based on a two year risk-free rate of approximately 2.5% as adjusted by 8% for credit risk and 6% for litigation inherent risk.  Changes in any of these Level 3 inputs could result in a higher or lower fair value measurement. For example, a decrease in the risk-adjusted discount rate from 16.5% to 8% would result in an increase in the fair value of approximately $4.6 million.   Refer to Note 7 for a reconciliation of our secured contingent payment obligation measured at estimated fair value for the years ended December 31, 2018 and 2017.